Average Annual Total Returns{- Templeton Global Bond Fund} - Templeton Income Trust-25 - Templeton Global Bond Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	FTSE World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	FTSE World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	FTSE World Government Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(7.77%)	0.39%	1.37%	(7.81%)	(0.82%)	(0.26%)	(4.60%)	(0.15%)	0.45%	(5.44%)	0.76%	1.35%	(4.38%)	0.92%	1.50%	(3.79%)	1.56%	0.65%	[1]	(3.92%)	1.41%	2.00%	10.11%	4.77%	2.32%

[1]	1. Since inception May 1, 2013.